Debentures, Bank Loans and Credit (Details 1) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 14,051	₪ 13,175
Total interest-bearing liabilities, Carrying amount	14,295	13,497
Loans from banks and others [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	5,073	3,909
Total interest-bearing liabilities, Carrying amount	5,093	3,923
Loans from banks and others [Member] | Unlinked - Variable interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	675	978
Total interest-bearing liabilities, Carrying amount	₪ 675	978
Nominal interest rate %	P-0.33 to P+0.2
Loans from banks and others [Member] | Unlinked - Fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 4,398	2,931
Total interest-bearing liabilities, Carrying amount	₪ 4,418	2,945
Nominal interest rate %	2.40 to 6.85
Debentures [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 8,978	9,266
Total interest-bearing liabilities, Carrying amount	9,202	9,574
Debentures [Member] | Unlinked - Variable interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	734	734
Total interest-bearing liabilities, Carrying amount	₪ 732	734
Nominal interest rate %	Makam + 1.4
Debentures [Member] | Unlinked - Fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 4,347	4,505
Total interest-bearing liabilities, Carrying amount	₪ 4,379	4,531
Nominal interest rate %	3.60 to 6.65
Debentures [Member] | Linked to the Israeli CPI - fixed interest [Member]
Disclosure of financial instruments by type of interest rate [line items]
Total interest-bearing liabilities, Par value	₪ 3,897	4,027
Total interest-bearing liabilities, Carrying amount	₪ 4,091	₪ 4,309
Nominal interest rate %	2.20 to 8.40